Consolidated Statements of Loss and Other Comprehensive Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	¥ 115,115	¥ 295,897	¥ 162,881
Cost of sales	(97,804)	(126,026)	(44,281)
Gross profit	17,311	169,871	118,600
Other income, net	7,659	8,700	4,385
Selling and distribution expenses	(32,033)	(73,263)	(25,808)
Administrative expenses	(69,030)	(132,237)	(65,018)
Impairment losses on financial assets, net	(99,634)	(20,653)	(35,240)
Other losses	(707,237)
Other operating expenses	(1,661)	(2,904)	(18)
Operating loss	(884,625)	(50,486)	(3,099)
Share of loss of a joint venture		(491)	(9)
Change in fair value of equity investment at fair value through profit or loss	(1,000)
Finance costs	(4,848)	(7,684)	(10,105)
Finance income	34	79	1,621
Loss before tax	(890,439)	(58,582)	(11,592)
Income tax expense	(6,468)	(1,035)	(3,622)
Loss for the year and total comprehensive loss for the year	(896,907)	(59,617)	(15,214)
Attributable to:
Equity holders of the parent	(894,214)	(59,570)	(16,423)
Non-controlling interests	(2,693)	(47)	1,209
Total comprehensive(loss)/income for the year	¥ (896,907)	¥ (59,617)	¥ (15,214)
Class A and Class B Ordinary Shares
LOSS PER SHARE FOR CLASS A AND CLASS B ORDINARY SHARES ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Yuan Renminbi per share)	¥ (30.19)	¥ (2.03)	¥ (0.7)
Diluted (in Yuan Renminbi per share)	(30.19)	(2.03)	(0.7)
American Depositary Shares
LOSS PER SHARE FOR CLASS A AND CLASS B ORDINARY SHARES ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Yuan Renminbi per share)	(30.19)	(2.03)	(0.7)
Diluted (in Yuan Renminbi per share)	¥ (30.19)	¥ (2.03)	¥ (0.7)